Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Classes of employee benefits expense [abstract]
Salaries and wages	¥ 42,534		¥ 37,143	¥ 35,498
Contributions to defined contribution pension schemes	5,534		7,080	6,823
Contributions to medical insurance	3,794		2,471	2,241
Contributions to housing fund	3,486		3,235	2,944
Other housing benefits	17		16	23
Share-based compensation	375		571	614
Employee benefit expenses	¥ 55,740	$ 8,542	¥ 50,516	¥ 48,143